Expense Example - Invesco VI Main Street Small Cap Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	82	279	493	1,109	107	358	628	1,399